Pension and Other Benefit Programs (Weighted Average Assumptions) (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
U.S. Operations
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.80%	3.90%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.50%	6.50%	6.50%
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.20%	3.40%	3.40%